Related Party Transactions (Details) - Schedule of accounts payables to related parties - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accounts payable – related part
Total		$ 10,199
Zhongtou Ruitu Information Service (Beijing) Co., Ltd [Member]
Accounts payable – related part
Total		$ 10,199